                          [COVER PHOTO APPEARS HERE]

                                AIM GROWTH FUND


[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT                  JUNE 30, 1997

                          [COVER PHOTO APPEARS HERE]

                       ---------------------------------
                                AIM GROWTH FUND

                           For shareholders who seek

                          long-term growth of capital.

                           The Fund invests primarily

                            in the common stocks of

                             established medium- to

                              large-size companies

                       with prospects for above-average,

                           long-term earnings growth.

                       ---------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge
     (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses.

o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.

o    Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth mutual funds tracked by Lipper Analytical Services, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.

o The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company stocks.

o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.



                 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
          ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
          ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
         ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
             INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


          This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter


               Dear Fellow Shareholder:

               As 1997 came to its midway point, stocks were once again in record territory. The course was not smooth; indeed, markets
  [PHOTO OF    fluctuated widely during the first six months of the year. The
 CHARLES T.    popular Dow Jones Industrial Average of large-company stocks
   BAUER,      fell by nearly 10% early in the period; the Russell 2000 Index
CHAIRMAN OF    of small-company stocks lost nearly 20%. Both have since
THE BOARD OF   recovered lost ground and set records in an impressive rally
  THE FUND     which began in May.
APPEARS HERE]     In past reports, we have observed that market volatility
               has become the norm rather than the exception. We suggested that the 20%-30% returns of 1995 and 1996 were unlikely to continue uninterrupted, and we have seen that to be true so far in 1997.
               However, we are still experiencing the longest bull market in history, now well into its seventh year.
   For hundreds of thousands of investors, this bull market is the only investment climate they have ever known. If you have been invested in stocks only since 1990, your experience has truly been extraordinary: the S&P 500 Index--the broad-based index generally considered "the market"--had an annual return of 30% in 1991, 38% in 1995, and 23% in 1996. And not one down year.
   Of course, such returns are well above the averages for stocks. That has led mutual fund managers, financial consultants, and market experts to voice concern that some investors may not be prepared for more modest returns in line with historical averages. Although we've seen nothing but advances every year in the S&P 500 Index since 1990, it is important to remember that the market has averaged one down year out of every three since 1928.
   Not that we expect severe declines ahead. On the contrary, conditions in financial markets seem ideal for continued prosperity. But it is important to maintain realistic expectations about investment performance. Indeed, many market watchers suggest that stock performance will likely return to historic norms closer to 10% return per year than 20%. When that may happen is anyone's guess.
   That's why it's a good idea to reassess your investment goals periodically with your financial consultant. Managing your investments in changing markets can be challenging, and your financial consultant knows a few time-tested investment strategies that can help. Diversification, for example, can help you cushion the effects of volatility and reduce your risk exposure in any one type of security.
   On the following pages, your Fund's management team will discuss the market environment during the reporting period and why they are confident that the reasons for investing in the Fund remain as compelling as ever. These discussions are offered to help you better understand the relative performance of your Fund.

AIM/INVESCO MERGER FINALIZED

We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO PLC was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $177 billion in assets under management. The combined company, AMVESCAP PLC, has the financial strength necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. The merger will not result in any change of portfolio management or investment style of your AIM Fund.
   We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line at 800-246-5463. We also invite you to visit AIM's Internet Web site at www.aimfunds.com.

Sincerely,


/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman


                          ----------------------------

                                It is important

                                  to maintain

                          realistic expectations about

                            investment performance.

                          ----------------------------

The Managers' Overview

AIM GROWTH FUND POSTS
SOLID RETURNS IN VOLATILE MARKET

A roundtable discussion with the Fund management team for AIM Growth Fund for the six-month period ended June 30, 1997.


Q. STOCKS FLUCTUATED WIDELY IN THE FIRST HALF OF 1997. HOW DID AIM GROWTH FUND PERFORM IN THAT ENVIRONMENT?

A. We are pleased with the Fund's performance during that volatile period. For the six months ended June 30, 1997, the Fund posted a total return of 12.31% and 11.87% for Class A and Class B shares, respectively.
   Much of the Fund's performance occurred late in the period when the market staged an impressive rally. From April 30, 1997 to June 30, 1997, the Fund's total return was 12.77% for Class A shares and 12.66% for Class B shares. That bested the 10.83% total return of the Standard and Poor's Composite Index of 500 Stocks (S&P 500) and 10.92% total return of the Lipper Growth Fund Index for the same period.

Q. WHAT TOUCHED OFF THE MARKET VOLATILITY?

A. The primary cause of the stock market's weakness in the first quarter was rapid economic expansion which raised concerns that the Federal Reserve Board (the Fed) would hike interest rates to forestall inflation.
   Stock prices were already plunging when the Fed, in a widely anticipated move, raised interest rates in March. From mid-March to mid-April 1997, the Dow Jones Industrial Average (DJIA) lost 9.8% of its value--just short of the 10% decline many market observers had predicted.
   Later reports showing that economic growth was slowing and inflationary pressures were minimal sparked a spirited stock-market rally. The DJIA recouped its losses and advanced to record highs in June.

Q. HOW DID THE FUND BENEFIT WHEN STOCKS RALLIED?

A. The Fund invests primarily in large- and mid-cap stocks, and both segments were up sharply during the last two months of the reporting period. As of June 30, the Fund was 61% invested in large-cap stocks, 36% in mid-cap stocks, and 3% in small-cap stocks.
   The Fund also benefited from owning the stocks of such industry-leaders as United Technologies Corp., E. I. Du Pont de Nemours & Co., and Merck & Co, which helped boost the DJIA to record highs.

Q. HOW DID THE FUND TAKE ADVANTAGE OF THE INVESTMENT CLIMATE?

A. We focus on companies that offer the most attractive potential for growth. That strategy doesn't change--even in volatile markets. The Fund's top equity holdings were in the following sectors: technology, 29%; health care, 16%; and financial, 10%. These sectors have been among the principal growth segments of the economy.

PORTFOLIO COMPOSITION

As of June 30, 1997, based on total net assets

===================================================================================
 TOP 10 EQUITY HOLDINGS             %      TOP 10 INDUSTRIES                    %
-----------------------------------------------------------------------------------
 1. Philip Morris Companies, Inc. 1.56%    1. Computer Software/Services      8.18%

 2. Applied Materials, Inc.       1.37     2. Semiconductors                  7.43

 3. Dell Computer Corp.           1.03     3. Medical (Patient Services)      6.47

 4. Microsoft Corporation         1.00     4. Retail (Stores)                 6.43

 5. HEALTHSOUTH Corp.             0.99     5. Medical (Drugs)                 5.98

 6. Compuware Corp.               0.99     6. Telecommunications              4.45

 7. Service Corp. International   0.86     7. Finance (Consumer Credit)       4.10

 8. Lockheed Martin Corp.         0.86     8. Medical Instruments/Products    3.17

 9. Tenet Healthcare Corp.        0.86     9. Computer MINI/PCS               2.74

10. Sun Microsystems Inc.         0.83    10. Insurance (Multi-Line Property) 2.71
===================================================================================

                          ---------------------------

                           Many technology companies

                          reported excellent earnings

                            for the first and second

                             quarters of 1997 . . .

                          ---------------------------


           See important Fund & index disclosures inside front cover.

Q. GIVEN THE VOLATILITY OF TECHNOLOGY STOCKS, WHY DOES THE FUND HAVE SO MUCH INVESTED IN THAT SECTOR?

A. Many technology companies reported excellent earnings for the first and second quarters of 1997, and our stock-selection process found a number of technology firms we consider very promising.
   The Fund benefited from holding the stocks of such companies as Applied Materials, Inc., the world's largest supplier of wafer fabrication systems and services to the semiconductor industry. Other technology stocks in the portfolio that posted solid gains included industry leaders Microsoft Corp. and Dell Computer Corp.
   We reduced our holdings in networking company stocks, when earnings fell short of expectations, from 4% to 2% of the portfolio. At the same time, we increased our holdings in semiconductor makers, whose stocks rose significantly, from 3% to nearly 7.5% of the portfolio.

Q. WHERE WAS YOUR FOCUS IN HEALTH-CARE STOCKS?

A. Our primary emphasis was on the stocks of pharmaceutical companies and patient-care providers. These companies are bringing new products to the market and are reporting substantial earnings growth. Pharmaceutical manufacturers in the portfolio included such recognizable names as Merck & Co. and Bristol-Myers Squibb Co.
   In the patient-care area, health maintenance organizations continue to lead the efficiency drive in the U.S. health-care industry and have recently improved their pricing structure. The Fund's holdings in this area included HEALTHSOUTH Corp., the nation's largest provider of rehabilitative health-care services.

Q. WHY DO YOU THINK FINANCIAL COMPANIES HAVE STRONG GROWTH PROSPECTS?

A. The relatively long period of stable interest rates and low inflation has created a favorable environment for financial companies. We expect this sector to remain vibrant as long as inflation is held in check.
   The consolidation and restructuring taking place in the banking industry is also giving financial institutions a boost. For example, NationsBank, one of the stocks in the portfolio, merged with Boatmen's Bancshares and reported a 31% rise in net income for the first six months of 1997.
   In the consumer-credit field, our leading holdings included the stocks of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, among the most important players in the home mortgage market, and the Student Loan Marketing Association, the nation's leading provider of financial funding services for college education loans.

Q. WHAT IS YOUR MARKET OUTLOOK?

A. Conditions appear to favor continued strength in the stock market. Economic growth is slowing to a moderate pace, inflation continues to be astonishingly low, and corporate profits continue to exceed analysts' expectations.
   Nonetheless, it is important that investors maintain realistic expectations about investment performance. We have enjoyed record-breaking returns from stocks in recent years, but such analysts have suggested that stock performance may return to historic norms that are closer to 10% per year than 20%.

GROWTH OF $10,000 INVESTMENT

12/4/67-6/30/97

AIM GROWTH FUND
DELIVERS LONG-TERM PERFORMANCE

As you can see, AIM Growth Fund has produced a consistent record of growth over the long-term: a hypothetical investment of $10,000 in the Fund's Class A shares nearly 30 years ago grew to $150,592 by 6/30/97.

           12/4/67                                 $10,000
                                                    10,512
                                                    10,082
                                                     7,505
                                                    11,399
                                                    13,641
                                                    10,854
                                                     9,292
                                                    11,778
                                                    12,762
            6/30/77                                 12,249
                                                    13,159
                                                    15,307
                                                    18,132
                                                    23,229
                                                    19,562
                                                    32,244
                                                    28,835
                                                    35,789
                                                    47,262
            6/30/87                                 56,859
                                                    50,923
                                                    57,657
                                                    71,265
                                                    71,689
                                                    77,741
                                                    84,236
                                                    78,579
                                                   103,747
                                                   124,916
           6/30/97                                 150,592


PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

Source: Towers Data Systems HYPO--Registered Trademark--


AVERAGE ANNUAL TOTAL RETURN

As of 6/30/97, including sales charges

CLASS A SHARES
 1 Year                                    13.92%*
 5 Years                                   12.85
10 Years                                    9.71
20 Years                                   13.05
Inception (12/4/67)                         9.40

*20.55% excluding sales charge

CLASS B SHARES
 1 Year                                    14.58%**
Inception (9/1/93)                         13.10

**19.58% excluding CDSC


                         ------------------------------

                             We focus on companies

                                   that offer

                              the most attractive

                             potential for growth.

                         That strategy doesn't change--

                           even in volatile markets.

                         ------------------------------


           See important Fund & index disclosures inside front cover.

SCHEDULE OF INVESTMENTS

June 30, 1997
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE

DOMESTIC COMMON STOCKS-82.32%

ADVERTISING/BROADCASTING-0.89%

American Radio Systems Corp.(a)           9,000   $    358,875
--------------------------------------------------------------
Chancellor Corp.-Class A(a)               3,500        140,000
--------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                                34,400      2,115,600
--------------------------------------------------------------
Interpublic Group of Companies,
  Inc.                                   15,000        919,688
--------------------------------------------------------------
Jacor Communications, Inc.(a)            22,500        860,625
--------------------------------------------------------------
Omnicom Group, Inc.                      10,000        616,250
--------------------------------------------------------------
Paxson Communications Corp.(a)            6,600         84,150
--------------------------------------------------------------
                                                     5,095,188
--------------------------------------------------------------

AEROSPACE/DEFENSE-1.13%

Lockheed Martin Corp.                    47,600      4,929,575
--------------------------------------------------------------
United Technologies Corp.                18,100      1,502,300
--------------------------------------------------------------
                                                     6,431,875
--------------------------------------------------------------

AIRLINES-0.05%

Southwest Airlines Co.                   10,300        266,513
--------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS &
  TIRES-0.16%

Mark IV Industries, Inc.                 37,590        902,160
--------------------------------------------------------------

BANKING-0.76%

AmSouth Bancorporation                   15,000        567,188
--------------------------------------------------------------
BankBoston Corp.                         14,100      1,016,081
--------------------------------------------------------------
NationsBank Corp.                        43,000      2,773,500
--------------------------------------------------------------
                                                     4,356,769
--------------------------------------------------------------

BANKING (MONEY CENTER)-0.61%

BankAmerica Corp.                        54,000      3,486,375
--------------------------------------------------------------

BEVERAGES (SOFT DRINKS)-0.46%

PepsiCo, Inc.                            70,000      2,629,375
--------------------------------------------------------------

BIOTECHNOLOGY-0.57%

Amgen, Inc.                              32,700      1,900,688
--------------------------------------------------------------
Biogen, Inc.(a)                          39,400      1,334,675
--------------------------------------------------------------
                                                     3,235,363
--------------------------------------------------------------

BUILDING MATERIALS-0.11%

Georgia Pacific Corp.                     7,200        614,700
--------------------------------------------------------------

BUSINESS SERVICES-0.90%

AccuStaff, Inc.(a)                       59,500      1,409,406
--------------------------------------------------------------
Corrections Corp. of America(a)          22,500        894,375
--------------------------------------------------------------
Diebold, Inc.                            20,800        811,200
--------------------------------------------------------------
Equifax, Inc.                            29,500      1,097,031
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

BUSINESS SERVICES-(CONTINUED)

Paychex, Inc.                            24,600   $    934,800
--------------------------------------------------------------
                                                     5,146,812
--------------------------------------------------------------

CHEMICALS-0.80%

Du Pont (E.I.) de Nemours & Co.          50,000      3,143,750
--------------------------------------------------------------
Monsanto Co.                             33,000      1,421,062
--------------------------------------------------------------
                                                     4,564,812
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.08%

IMC Global, Inc.                         12,700        444,500
--------------------------------------------------------------

COMPUTER MAINFRAMES-0.28%

International Business Machines
  Corp.                                  18,000      1,623,375
--------------------------------------------------------------

COMPUTER MINI/PCS-2.74%

Compaq Computer Corp.(a)                 46,100      4,575,425
--------------------------------------------------------------
Dell Computer Corp.(a)                   50,000      5,871,875
--------------------------------------------------------------
Micron Electronics, Inc.(a)              25,000        445,313
--------------------------------------------------------------
Sun Microsystems, Inc.(a)               127,000      4,726,781
--------------------------------------------------------------
                                                    15,619,394
--------------------------------------------------------------

COMPUTER NETWORKING-1.31%

Ascend Communications, Inc.(a)           20,000        787,500
--------------------------------------------------------------
Bay Networks, Inc.(a)                    47,500      1,261,719
--------------------------------------------------------------
Cabletron Systems, Inc.(a)               28,100        795,581
--------------------------------------------------------------
Cisco Systems, Inc.(a)                   30,300      2,033,887
--------------------------------------------------------------
3Com Corp.(a)                            58,000      2,610,000
--------------------------------------------------------------
                                                     7,488,687
--------------------------------------------------------------

COMPUTER PERIPHERALS-1.10%

Adaptec, Inc.(a)                         40,900      1,421,275
--------------------------------------------------------------
CDW Computer Centers, Inc.(a)            23,050      1,223,091
--------------------------------------------------------------
EMC Corp.(a)                             60,000      2,340,000
--------------------------------------------------------------
Microchip Technology, Inc.(a)            43,700      1,300,075
--------------------------------------------------------------
                                                     6,284,441
--------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-7.80%

Affiliated Computer Services,
  Inc.(a)                                22,600        632,800
--------------------------------------------------------------
America Online, Inc.(a)                  10,000        556,250
--------------------------------------------------------------
BISYS Group, Inc. (The)(a)               11,200        467,600
--------------------------------------------------------------
BMC Software, Inc.(a)                    54,000      2,990,250
--------------------------------------------------------------
Cadence Design Systems, Inc.(a)          57,000      1,909,500
--------------------------------------------------------------
Computer Associates International,
  Inc.                                   36,500      2,032,594
--------------------------------------------------------------
Computer Sciences Corp.(a)               15,000      1,081,875
--------------------------------------------------------------
Compuware Corp.(a)                      118,000      5,634,500
--------------------------------------------------------------


                                                     MARKET
                                       SHARES        VALUE

COMPUTER SOFTWARE/SERVICES-(CONTINUED)

CSG Systems International, Inc.(a)       12,800   $    395,200
--------------------------------------------------------------
DST Systems, Inc.(a)                     22,100        736,206
--------------------------------------------------------------
First Data Corp.                         20,300        891,931
--------------------------------------------------------------
Fiserv, Inc.(a)                          56,300      2,512,388
--------------------------------------------------------------
HBO & Co.                                56,600      3,898,325
--------------------------------------------------------------
HPR, Inc.(a)                             11,100        205,350
--------------------------------------------------------------
McAfee Associates, Inc.(a)               29,600      1,868,500
--------------------------------------------------------------
Microsoft Corp.(a)                       45,300      5,724,788
--------------------------------------------------------------
National Data Corp.                      32,000      1,386,000
--------------------------------------------------------------
Oracle Corp.(a)                          37,600      1,894,100
--------------------------------------------------------------
Parametric Technology Co.(a)             51,300      2,183,456
--------------------------------------------------------------
Physician Computer Network, Inc.(a)      16,600        112,050
--------------------------------------------------------------
Security Dynamics Technologies,
  Inc.(a)                                21,400        789,125
--------------------------------------------------------------
Sterling Commerce, Inc.(a)              113,300      3,724,737
--------------------------------------------------------------
Sterling Software, Inc.(a)               13,000        406,250
--------------------------------------------------------------
SunGard Data Systems Inc.(a)             11,800        548,700
--------------------------------------------------------------
Sybase, Inc.(a)                          21,500        319,812
--------------------------------------------------------------
Synopsys, Inc.(a)                        30,700      1,128,225
--------------------------------------------------------------
Transition Systems, Inc.(a)                 400          7,275
--------------------------------------------------------------
Wind River Systems(a)                    11,900        455,173
--------------------------------------------------------------
                                                    44,492,960
--------------------------------------------------------------

CONGLOMERATES-2.05%

AlliedSignal Inc.                        11,000        924,000
--------------------------------------------------------------
Corning Inc.                             48,800      2,714,500
--------------------------------------------------------------
General Electric Co.                     30,000      1,961,250
--------------------------------------------------------------
Loews Corp.                              20,800      2,082,600
--------------------------------------------------------------
Tyco International Ltd.                  39,700      2,761,631
--------------------------------------------------------------
U.S. Industries, Inc.(a)                 35,600      1,268,250
--------------------------------------------------------------
                                                    11,712,231
--------------------------------------------------------------

CONSUMER NON-DURABLES-0.24%

Blyth Industries, Inc.(a)                11,100        374,625
--------------------------------------------------------------
Central Garden and Pet Co.(a)            11,300        282,500
--------------------------------------------------------------
Rexall Sundown, Inc.(a)                  18,900        737,100
--------------------------------------------------------------
                                                     1,394,225
--------------------------------------------------------------

CONTAINERS-0.13%

Sealed Air Corp.(a)                      15,600        741,000
--------------------------------------------------------------

COSMETICS & TOILETRIES-0.77%

General Nutrition Companies,
  Inc.(a)                                35,800      1,002,400
--------------------------------------------------------------
Kimberly-Clark Corp.                     15,000        746,250
--------------------------------------------------------------
Procter & Gamble Co. (The)               10,000      1,412,500
--------------------------------------------------------------
Warner-Lambert Co.                       10,000      1,242,500
--------------------------------------------------------------
                                                     4,403,650
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

ELECTRIC POWER-0.14%

AES Corp.(a)                             11,400   $    806,550
--------------------------------------------------------------
ELECTRONIC COMPONENTS/MISCELLANEOUS-1.72%

ASE Test Ltd.(a)                          1,800         76,050
--------------------------------------------------------------
Berg Electronics Corp.(a)                11,200        402,500
--------------------------------------------------------------
BMC Industries, Inc.                     10,900        373,325
--------------------------------------------------------------
Honeywell, Inc.                          17,800      1,350,575
--------------------------------------------------------------
Raychem Corp.                             5,800        431,375
--------------------------------------------------------------
SCI Systems, Inc.(a)                     20,000      1,275,000
--------------------------------------------------------------
Symbol Technologies, Inc.                18,000        605,250
--------------------------------------------------------------
Tektronix, Inc.                           9,500        570,000
--------------------------------------------------------------
Teradyne, Inc.(a)                       106,800      4,191,900
--------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)       16,800        514,500
--------------------------------------------------------------
                                                     9,790,475
--------------------------------------------------------------

ELECTRONIC/PC DISTRIBUTORS-0.33%

Arrow Electronics, Inc.(a)                6,600        350,625
--------------------------------------------------------------
Avnet, Inc.                               4,300        247,250
--------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)            52,900      1,276,213
--------------------------------------------------------------
                                                     1,874,088
--------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.36%

Franklin Resources, Inc.                 21,650      1,570,978
--------------------------------------------------------------
T. Rowe Price Associates                  8,900        459,463
--------------------------------------------------------------
                                                     2,030,441
--------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-4.04%

Aames Financial Corp.                    18,850        348,725
--------------------------------------------------------------
American Express Co.                     19,000      1,415,500
--------------------------------------------------------------
Capital One Financial Corp.              11,200        422,800
--------------------------------------------------------------
Cityscape Financial Corp.(a)              4,400         87,725
--------------------------------------------------------------
Concord EFS, Inc.(a)                     47,700      1,234,237
--------------------------------------------------------------
Federal Home Loan Mortgage Corp.         62,500      2,148,437
--------------------------------------------------------------
Federal National Mortgage
  Association                            54,500      2,377,562
--------------------------------------------------------------
Green Tree Financial Corp.               87,500      3,117,188
--------------------------------------------------------------
Household International, Inc.            22,700      2,665,831
--------------------------------------------------------------
IMC Mortgage Co.(a)                      30,000        498,750
--------------------------------------------------------------
Imperial Credit Industries, Inc.(a)      34,100        701,181
--------------------------------------------------------------
MBNA Corp.                               59,500      2,179,188
--------------------------------------------------------------
Money Store, Inc. (The)                  37,200      1,067,175
--------------------------------------------------------------
PMT Services, Inc.(a)                    23,000        350,750
--------------------------------------------------------------
Student Loan Marketing Association       21,500      2,730,500
--------------------------------------------------------------
SunAmerica, Inc.                         35,400      1,725,750
--------------------------------------------------------------
                                                    23,071,299
--------------------------------------------------------------

FINANCE (LEASING COMPANIES)-0.10%

Comdisco, Inc.                           22,500        585,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

FINANCE (SAVINGS & LOAN)-0.60%

Ahmanson (H.F.) & Co.                    39,600   $  1,702,800
--------------------------------------------------------------
ContiFinancial Corp.(a)                   7,500        273,750
--------------------------------------------------------------
Washington Mutual, Inc.                  24,000      1,434,000
--------------------------------------------------------------
                                                     3,410,550
--------------------------------------------------------------

FOOD/PROCESSING-0.72%

ConAgra, Inc.                            29,500      1,891,687
--------------------------------------------------------------
Dean Foods Co.                           39,600      1,598,850
--------------------------------------------------------------
Lancaster Colony Corp.                   12,900        624,038
--------------------------------------------------------------
                                                     4,114,575
--------------------------------------------------------------

FUNERAL SERVICES-1.12%

Equity Corp. International(a)            11,200        270,900
--------------------------------------------------------------
Service Corp. International             150,000      4,931,250
--------------------------------------------------------------
Stewart Enterprises, Inc.-Class A        28,650      1,203,300
--------------------------------------------------------------
                                                     6,405,450
--------------------------------------------------------------

FURNITURE-0.16%

Leggett & Platt, Inc.                    21,500        924,500
--------------------------------------------------------------

GAMING-0.38%

GTECH Holdings Corp.(a)                  17,900        577,275
--------------------------------------------------------------
International Game Technology            59,000      1,047,250
--------------------------------------------------------------
MGM Grand, Inc.(a)                       14,600        540,200
--------------------------------------------------------------
                                                     2,164,725
--------------------------------------------------------------

HOTELS/MOTELS-0.66%

Choice Hotels International,
  Inc.(a)                                20,800        352,300
--------------------------------------------------------------
Doubletree Corp.(a)                       3,500        143,938
--------------------------------------------------------------
HFS, Inc.(a)                             31,700      1,838,600
--------------------------------------------------------------
Host Marriott Corp.(a)                   10,000        178,125
--------------------------------------------------------------
Marriot International, Inc.               9,000        552,375
--------------------------------------------------------------
Promus Hotel Corp.(a)                    14,700        569,625
--------------------------------------------------------------
Sun International Hotels Ltd.(a)          3,200        118,200
--------------------------------------------------------------
                                                     3,753,163
--------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.11%

Conseco Inc.                             17,500        647,500
--------------------------------------------------------------

INSURANCE (MULTI-LINE
  PROPERTY)-2.65%

Aetna Inc.                               23,100      2,364,862
--------------------------------------------------------------
Allstate Corp.                           31,600      2,306,800
--------------------------------------------------------------
American International Group, Inc.       13,000      1,941,875
--------------------------------------------------------------
CapMAC Holdings, Inc.                    20,500        689,313
--------------------------------------------------------------
Everest Re Holdings, Inc.                50,400      1,997,100
--------------------------------------------------------------
MGIC Investment Corp.                    78,400      3,758,300
--------------------------------------------------------------
Progressive Corp.                         1,500        130,500
--------------------------------------------------------------
                                                     MARKET
                                       SHARES        VALUE

INSURANCE (MULTI-LINE PROPERTY)-(CONTINUED)

Providian Financial Corp.(a)             11,400   $    366,225
--------------------------------------------------------------
Travelers Group, Inc.                    25,000      1,576,563
--------------------------------------------------------------
                                                    15,131,538
--------------------------------------------------------------

LEISURE & RECREATION-0.93%

Carnival Corp.-Class A                   52,100      2,149,125
--------------------------------------------------------------
Harley-Davidson, Inc.                    31,900      1,529,206
--------------------------------------------------------------
Regal Cinemas, Inc.(a)                   20,000        660,000
--------------------------------------------------------------
Speedway Motorsports, Inc.(a)             8,100        176,175
--------------------------------------------------------------
Walt Disney Co. (The)                    10,000        802,500
--------------------------------------------------------------
                                                     5,317,006
--------------------------------------------------------------

MACHINERY (HEAVY)-0.27%

Deere & Co.                              28,000      1,536,500
--------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.89%

Kulicke & Soffa Industries, Inc.(a)       7,500        243,515
--------------------------------------------------------------
Pentair, Inc.                            11,400        374,775
--------------------------------------------------------------
Thermo Electron Corp.(a)                131,250      4,462,500
--------------------------------------------------------------
                                                     5,080,790
--------------------------------------------------------------

MEDICAL (DRUGS)-4.65%

Abbott Laboratories                      27,200      1,815,600
--------------------------------------------------------------
American Home Products Corp.             46,000      3,519,000
--------------------------------------------------------------
AmeriSource Health Corp.-Class A(a)      13,600        678,300
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 40,800      3,304,800
--------------------------------------------------------------
Cardinal Health, Inc.                    25,050      1,434,112
--------------------------------------------------------------
Covance, Inc.(a)                         40,050        773,466
--------------------------------------------------------------
Curative Technologies, Inc.(a)            5,500        158,125
--------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)            17,900        713,762
--------------------------------------------------------------
Express Scripts, Inc.-Class A(a)         17,300        722,275
--------------------------------------------------------------
Forest Laboratories, Inc.(a)             25,100      1,044,788
--------------------------------------------------------------
Johnson & Johnson                        40,100      2,581,438
--------------------------------------------------------------
Jones Medical Industries, Inc.           25,200      1,197,000
--------------------------------------------------------------
McKesson Corp.                           10,800        837,000
--------------------------------------------------------------
Merck & Co., Inc.                        21,500      2,225,250
--------------------------------------------------------------
Parexel International Corp.(a)           10,900        346,075
--------------------------------------------------------------
Pfizer, Inc.                             13,000      1,553,500
--------------------------------------------------------------
Pharmacia & Upjohn, Inc.                 24,000        834,000
--------------------------------------------------------------
Schering-Plough Corp.                    32,400      1,551,150
--------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)          29,500      1,246,375
--------------------------------------------------------------
                                                    26,536,016
--------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-6.47%

Beverly Enterprises, Inc.(a)             35,000        568,750
--------------------------------------------------------------
Cerner Corp.(a)                          15,600        327,600
--------------------------------------------------------------

                                        6


                                                     MARKET
                                       SHARES        VALUE

MEDICAL (PATIENT SERVICES)-(CONTINUED)

Columbia/HCA Healthcare Corp.            76,580   $  3,010,551
--------------------------------------------------------------
FPA Medical Management, Inc.(a)          28,400        672,725
--------------------------------------------------------------
Genesis Health Ventures, Inc.(a)         15,700        529,875
--------------------------------------------------------------
Health Care and Retirement Corp.(a)      52,450      1,750,519
--------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                        74,825      2,132,512
--------------------------------------------------------------
HEALTHSOUTH Corp.(a)                    226,700      5,653,331
--------------------------------------------------------------
Humana, Inc.(a)                          45,500      1,052,187
--------------------------------------------------------------
Lincare Holdings, Inc.(a)                22,600        971,800
--------------------------------------------------------------
MedPartners, Inc.(a)                    110,980      2,399,942
--------------------------------------------------------------
OccuSystems, Inc.(a)                     34,700      1,006,300
--------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                                17,800        323,738
--------------------------------------------------------------
Oxford Health Plans, Inc.(a)             44,000      3,157,000
--------------------------------------------------------------
PhyCor, Inc.(a)                          16,600        571,663
--------------------------------------------------------------
Quorum Health Group, Inc.(a)             51,100      1,826,825
--------------------------------------------------------------
Tenet Healthcare Corp.(a)               165,470      4,891,707
--------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)       12,500        502,344
--------------------------------------------------------------
United Healthcare Corp.                  38,000      1,976,000
--------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                        35,200      1,355,200
--------------------------------------------------------------
Vencor, Inc.(a)                          37,300      1,575,925
--------------------------------------------------------------
Wellpoint Health Networks, Inc.(a)       15,100        692,713
--------------------------------------------------------------
                                                    36,949,207
--------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-3.17%

Bard (C.R.), Inc.                        19,900        722,619
--------------------------------------------------------------
Baxter International Inc.                55,500      2,899,875
--------------------------------------------------------------
Becton, Dickinson & Co.                  35,100      1,776,937
--------------------------------------------------------------
Dentsply International, Inc.              6,700        328,300
--------------------------------------------------------------
Guidant Corp.                            27,500      2,337,500
--------------------------------------------------------------
Hillenbrand Industries, Inc.             16,000        760,000
--------------------------------------------------------------
Omnicare, Inc.                           71,400      2,240,175
--------------------------------------------------------------
Physician Sales & Service, Inc.(a)       15,900        302,100
--------------------------------------------------------------
Quintiles Transnational Corp.(a)         16,700      1,162,737
--------------------------------------------------------------
Stryker Corp.                            45,200      1,576,350
--------------------------------------------------------------
Sybron International Corp.(a)            63,500      2,532,063
--------------------------------------------------------------
U.S. Surgical Corp.                      39,600      1,475,100
--------------------------------------------------------------
                                                    18,113,756
--------------------------------------------------------------

OFFICE AUTOMATION-0.62%

Xerox Corp.                              44,600      3,517,825
--------------------------------------------------------------

OFFICE PRODUCTS-0.32%

Avery Dennison Corp.                     27,400      1,099,425
--------------------------------------------------------------
Reynolds & Reynolds Co.-Class A          44,300        697,725
--------------------------------------------------------------
                                                     1,797,150
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

OIL & GAS (DRILLING)-0.24%

Marine Drilling Companies, Inc.(a)       39,900   $    783,038
--------------------------------------------------------------
Santa Fe International Corp.(a)          16,900        574,600
--------------------------------------------------------------
                                                     1,357,638
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.31%

Apache Corp.                             15,000        487,500
--------------------------------------------------------------
Burlington Resources, Inc.               17,500        772,187
--------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)       34,000        499,375
--------------------------------------------------------------
                                                     1,759,062
--------------------------------------------------------------

OIL & GAS (SERVICES)-1.10%

EVI, Inc.(a)                             12,200        512,400
--------------------------------------------------------------
Exxon Corp.                              47,400      2,915,100
--------------------------------------------------------------
Global Marine, Inc.(a)                   25,000        581,250
--------------------------------------------------------------
Halliburton Co.                          28,800      2,282,400
--------------------------------------------------------------
                                                     6,291,150
--------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-2.60%

Baker Hughes, Inc.                       38,000      1,470,125
--------------------------------------------------------------
BJ Services Co.(a)                       21,400      1,147,575
--------------------------------------------------------------
Coastal Corp. (The)                      16,000        851,000
--------------------------------------------------------------
Cooper Cameron Corp.(a)                  27,200      1,271,600
--------------------------------------------------------------
Diamond Offshore Drilling, Inc.           7,500        585,938
--------------------------------------------------------------
ENSCO International, Inc.(a)             14,200        749,050
--------------------------------------------------------------
Falcon Drilling Company, Inc.(a)         15,000        864,375
--------------------------------------------------------------
Nabors Industries, Inc.(a)               39,000        975,000
--------------------------------------------------------------
Pride Petroleum Services, Inc.(a)        32,900        789,600
--------------------------------------------------------------
Rowan Companies, Inc.(a)                 60,000      1,691,250
--------------------------------------------------------------
Schlumberger Ltd.                         6,800        850,000
--------------------------------------------------------------
Smith International, Inc.(a)             21,500      1,306,125
--------------------------------------------------------------
Tidewater, Inc.                          27,200      1,196,800
--------------------------------------------------------------
Varco International, Inc.(a)             33,300      1,073,925
--------------------------------------------------------------
                                                    14,822,363
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.34%

Bowater, Inc.                            10,200        471,750
--------------------------------------------------------------
Fort Howard Corp.(a)                     20,200      1,022,625
--------------------------------------------------------------
Mead Corp.                                7,500        466,875
--------------------------------------------------------------
                                                     1,961,250
--------------------------------------------------------------

POLLUTION CONTROL-0.60%

United Waste Systems, Inc.(a)            23,900        979,900
--------------------------------------------------------------
U.S. Filter Corp.(a)                     39,700      1,081,825
--------------------------------------------------------------
USA Waste Services, Inc.(a)              35,000      1,351,875
--------------------------------------------------------------
                                                     3,413,600
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

PUBLISHING-0.21%

New York Times Co.-Class A               18,000   $    891,000
--------------------------------------------------------------
Times Mirror Co.                          6,000        331,500
--------------------------------------------------------------
                                                     1,222,500
--------------------------------------------------------------

RESTAURANTS-0.61%

Applebee's International, Inc.           31,700        847,975
--------------------------------------------------------------
Cracker Barrel Old Country Store,
  Inc.                                   25,000        662,500
--------------------------------------------------------------
Lone Star Steakhouse & Saloon(a)         23,900        621,400
--------------------------------------------------------------
Outback Steakhouse, Inc.(a)               5,200        125,775
--------------------------------------------------------------
Starbucks Corp.(a)                       13,600        529,550
--------------------------------------------------------------
Wendy's International, Inc.              27,800        721,062
--------------------------------------------------------------
                                                     3,508,262
--------------------------------------------------------------

RETAIL (FOOD & DRUG)-1.77%

American Stores Co.                      47,000      2,320,625
--------------------------------------------------------------
CVS Corp.                                39,549      2,026,886
--------------------------------------------------------------
Kroger Co.(a)                            55,800      1,618,200
--------------------------------------------------------------
Quality Food Centers, Inc.(a)            16,600        630,800
--------------------------------------------------------------
Rite Aid Corp.                           42,600      2,124,675
--------------------------------------------------------------
Safeway, Inc.(a)                         30,000      1,383,750
--------------------------------------------------------------
                                                    10,104,936
--------------------------------------------------------------

RETAIL (STORES)-6.43%

Bed Bath & Beyond, Inc.(a)               25,200        765,450
--------------------------------------------------------------
CompUSA, Inc.(a)                         64,300      1,382,450
--------------------------------------------------------------
Consolidated Stores Corp.(a)             86,594      3,009,133
--------------------------------------------------------------
Costco Companies, Inc.(a)                61,600      2,025,100
--------------------------------------------------------------
Dayton Hudson Corp.                      85,800      4,563,487
--------------------------------------------------------------
Dollar General Corp.                     16,968        636,300
--------------------------------------------------------------
Dollar Tree Stores, Inc.(a)              15,300        770,737
--------------------------------------------------------------
Federated Department Stores,
  Inc.(a)                                22,000        764,500
--------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)       20,000        292,500
--------------------------------------------------------------
Hollywood Entertainment Corp.(a)         11,100        253,913
--------------------------------------------------------------
Home Depot, Inc.                          4,400        303,325
--------------------------------------------------------------
Jones Apparel Group, Inc.(a)             25,100      1,198,525
--------------------------------------------------------------
Kohl's Corp.(a)                          17,900        947,581
--------------------------------------------------------------
Lowe's Companies, Inc.                   88,400      3,281,850
--------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)           34,500      1,086,750
--------------------------------------------------------------
Meyer (Fred), Inc.(a)                    15,900        821,831
--------------------------------------------------------------
Nordstrom, Inc.                          16,000        785,000
--------------------------------------------------------------
Pep Boys-Manny, Moe & Jack               47,100      1,604,344
--------------------------------------------------------------
Petco Animal Supplies, Inc.(a)           20,400        612,000
--------------------------------------------------------------
Ross Stores, Inc.                        17,700        578,569
--------------------------------------------------------------
Sports Authority, Inc. (The)(a)          21,700        421,794
--------------------------------------------------------------
Staples, Inc.(a)                        100,050      2,326,163
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

RETAIL (STORES)-(CONTINUED)

Sysco Corp.                              19,600   $    715,400
--------------------------------------------------------------
Tech Data Corp.(a)                       39,300      1,235,494
--------------------------------------------------------------
Tiffany & Co.                            11,200        517,300
--------------------------------------------------------------
TJX Companies, Inc.                      65,400      1,724,925
--------------------------------------------------------------
Toys "R" Us, Inc.(a)                     56,700      1,984,500
--------------------------------------------------------------
Viking Office Products, Inc.(a)          38,600        733,400
--------------------------------------------------------------
Wal-Mart Stores, Inc.                    27,300        923,081
--------------------------------------------------------------
Williams-Sonoma, Inc.(a)                 10,100        431,775
--------------------------------------------------------------
                                                    36,697,177
--------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.44%

Perkin-Elmer Corp.                       31,300      2,490,306
--------------------------------------------------------------

SECURITY & SAFETY SERVICES-0.01%

Rural/Metro Corp.(a)                      1,200         34,837
--------------------------------------------------------------

SEMICONDUCTORS-7.43%

Altera Corp.(a)                          78,600      3,969,300
--------------------------------------------------------------
Analog Devices, Inc.(a)                  65,400      1,737,188
--------------------------------------------------------------
Applied Materials, Inc.(a)              110,600      7,831,863
--------------------------------------------------------------
Atmel Corp.(a)                           22,500        630,000
--------------------------------------------------------------
Dallas Semiconductor Corp.               15,000        588,750
--------------------------------------------------------------
Intel Corp.                              10,000      1,418,125
--------------------------------------------------------------
Kemet Corp.(a)                            6,000        149,250
--------------------------------------------------------------
KLA-Tencor Corp.(a)                      73,100      3,563,625
--------------------------------------------------------------
Lam Research Corp.(a)                    30,000      1,111,875
--------------------------------------------------------------
Linear Technology Corp.                  50,600      2,618,550
--------------------------------------------------------------
LSI Logic Corp.(a)                       59,100      1,891,200
--------------------------------------------------------------
Maxim Integrated Products, Inc.(a)       40,000      2,275,000
--------------------------------------------------------------
Motorola, Inc.                           40,200      3,055,200
--------------------------------------------------------------
National Semiconductor Corp.(a)          96,700      2,961,437
--------------------------------------------------------------
Novellus Systems, Inc.(a)                12,600      1,089,900
--------------------------------------------------------------
PMC-Sierra, Inc.(a)                       5,000        131,250
--------------------------------------------------------------
Sanmina Corp.(a)                         25,000      1,587,500
--------------------------------------------------------------
Solectron Corp.(a)                       20,000      1,400,000
--------------------------------------------------------------
Texas Instruments, Inc.                  28,300      2,378,969
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)            8,400        274,575
--------------------------------------------------------------
Xilinx, Inc.(a)                          35,000      1,717,188
--------------------------------------------------------------
                                                    42,380,745
--------------------------------------------------------------

SHOES & RELATED APPAREL-0.22%

Payless ShoeSource, Inc.(a)              12,000        656,250
--------------------------------------------------------------
Wolverine World Wide, Inc.               18,975        576,366
--------------------------------------------------------------
                                                     1,232,616
--------------------------------------------------------------


                                                     MARKET
                                       SHARES        VALUE

TELECOMMUNICATIONS-2.92%

ADC Telecommunications, Inc.            119,700   $  3,994,987
--------------------------------------------------------------
Aspect Telecommunications Corp.(a)       15,000        333,750
--------------------------------------------------------------
Billing Information Concepts(a)          18,600        648,675
--------------------------------------------------------------
DSC Communications Corp.(a)              77,700      1,728,825
--------------------------------------------------------------
LCI International, Inc.(a)               25,000        546,875
--------------------------------------------------------------
Lucent Technologies, Inc.                57,800      4,165,212
--------------------------------------------------------------
MasTec, Inc.(a)                           3,100        146,669
--------------------------------------------------------------
PairGain Technologies, Inc.(a)           15,700        243,350
--------------------------------------------------------------
Tellabs, Inc.(a)                         83,800      4,682,325
--------------------------------------------------------------
U.S. Long Distance Corp.(a)               9,500        163,875
--------------------------------------------------------------
                                                    16,654,543
--------------------------------------------------------------

TELEPHONE-0.72%

Cincinnati Bell, Inc.                    59,000      1,858,500
--------------------------------------------------------------
WorldCom, Inc.(a)                        70,000      2,240,000
--------------------------------------------------------------
                                                     4,098,500
--------------------------------------------------------------

TEXTILES-0.64%

Fruit of The Loom, Inc.-Class A(a)        5,500        170,500
--------------------------------------------------------------
Liz Claiborne, Inc.                      30,600      1,426,725
--------------------------------------------------------------
Nautica Enterprises, Inc.(a)             20,500        541,969
--------------------------------------------------------------
Tommy Hilfiger Corp.(a)                  13,500        542,531
--------------------------------------------------------------
Unifi, Inc.                              25,800        964,275
--------------------------------------------------------------
                                                     3,646,000
--------------------------------------------------------------

TOBACCO-2.26%

Philip Morris Companies, Inc.           200,000      8,875,000
--------------------------------------------------------------
RJR Nabisco Holdings Corp.              122,300      4,035,900
--------------------------------------------------------------
                                                    12,910,900
--------------------------------------------------------------

TRUCKING-0.12%

CNF Transportation Inc.                  21,800        703,050
--------------------------------------------------------------
    Total Domestic Common Stocks                   469,781,944
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-5.28%

CANADA-1.22%

Newbridge Networks Corp. (Computer
  Networking)(a)                         80,300      3,493,050
--------------------------------------------------------------
Northern Telecom Ltd.
  (Telecommunications)                   26,000      2,366,000
--------------------------------------------------------------
Potash Corp. of Saskatchewan Inc.
  (Fertilizers)                           6,700        502,918
--------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling)(a)                       12,500        604,688
--------------------------------------------------------------
                                                     6,966,656
--------------------------------------------------------------

FINLAND-0.43%

Nokia Oy A.B.-Class A-ADR
  (Telecommunications)                   33,350      2,459,563
--------------------------------------------------------------
                                                     MARKET
                                       SHARES        VALUE

IRELAND-0.38%

CBT Group PLC-ADR (Computer
  Software/Services)(a)                   1,800   $    113,625
--------------------------------------------------------------
Elan Corp. PLC-ADR
  (Medical-Drugs)(a)                     45,000      2,036,250
--------------------------------------------------------------
                                                     2,149,875
--------------------------------------------------------------

ISRAEL-0.48%

ECI Telecommunications Ltd. Designs
  (Computer Networking)                  15,000        446,250
--------------------------------------------------------------
Tecnomatix Technologies Ltd.
  (Computer Software/Services)(a)        10,000        325,000
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Medical-Drugs)               30,000      1,942,500
--------------------------------------------------------------
                                                     2,713,750
--------------------------------------------------------------

MEXICO-0.14%

Coca-Cola Femsa S.A.-ADR
  (Beverages-Soft Drinks)                 3,400        175,525
--------------------------------------------------------------
Panamerican Beverages, Inc.-Class A
  (Beverages-Soft Drinks)                19,000        624,625
--------------------------------------------------------------
                                                       800,150
--------------------------------------------------------------

NETHERLANDS-0.81%

Aegon N.V. (Insurance-Multi-Line
  Property)                               4,952        346,974
--------------------------------------------------------------
Baan Co., N.V. (Computer
  Software/Services)(a)                  12,200        840,275
--------------------------------------------------------------
Gucci Group N.V.-ADR-New York
  Shares (Textiles)                      12,000        772,500
--------------------------------------------------------------
Philips Electronics N.V.-ADR-New
  York Shares (Electronic
  Components/Miscellaneous)              25,000      1,796,875
--------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New
  York Shares (Oil & Gas-Services)       16,000        870,000
--------------------------------------------------------------
                                                     4,626,624
--------------------------------------------------------------

SWEDEN-0.69%

Telefonaktiebolaget LM Ericsson-ADR
  (Telecommunications)                  100,000      3,937,500
--------------------------------------------------------------

UNITED KINGDOM-1.13%

Danka Business Systems PLC-ADR
  (Office Automation)                    68,900      2,816,288
--------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (Medical-Drugs)                        39,500      3,619,188
--------------------------------------------------------------
                                                     6,435,476
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              30,089,594
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-0.15%

HOTELS/MOTELS-0.15%

Host Marriott Financial
  Trust-$3.375 Conv. Pfd. (Acquired
  02/12/97-02/19/97; Cost
  $867,603)(b)                           14,950        867,264
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE

DOMESTIC CONVERTIBLE CORPORATE BONDS-0.06%

FINANCE (CONSUMER CREDIT)-0.06%

Cityscape Financial Corp., Conv.
  Sub. Deb., 6.00%, 05/01/06
  (Acquired 01/23/97-03/20/97;
  Cost $360,225)(b)                 $   390,000   $    348,563
--------------------------------------------------------------

FOREIGN CONVERTIBLE CORPORATE BONDS-0.16%

NETHERLANDS-0.16%

Baan Co., N.V. (Computer
  Software/Services), Conv. Sub.
  Notes, 4.50%, 12/15/01                580,000        926,538
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE

U.S. TREASURY SECURITIES-9.66%

U.S. TREASURY BILLS-9.66%(C)

4.97%, 09/25/97                     $55,790,000(d) $ 55,134,468
--------------------------------------------------------------

REPURCHASE AGREEMENT-3.09%(e)

UBS Securities, Inc., 6.10%,

  07/01/97(f)                        17,651,264     17,651,264
--------------------------------------------------------------
TOTAL INVESTMENTS-100.72%                          574,799,635
--------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.72)%                                    (4,087,587)
--------------------------------------------------------------
NET ASSETS-100.00%                                $570,712,048
--------------------------------------------------------------

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value of these securities at 06/30/97 was $1,215,827 which represented 0.21% of the Fund's net assets.
(c) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 06/30/97 with a maturing value of $300,050,833. Collateralized by $320,816,334 U.S. Government obligations, 0% to 13.25% due 07/14/97 to 04/01/27 with an aggregate market value at 06/30/97 of $306,003,435.

Investment Abbreviations:

ADR  - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
Pfd.  - Preferred
Sub.  - Subordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997
(UNAUDITED)


ASSETS:

Investments, at market value (cost
  $439,925,742)                              $574,799,635
---------------------------------------------------------
Foreign currencies, at market value (cost
  $46)                                                 46
---------------------------------------------------------
Receivables for:
  Investments sold                              3,544,865
---------------------------------------------------------
  Fund shares sold                              1,657,665
---------------------------------------------------------
  Dividends and interest                          271,251
---------------------------------------------------------
Investment for deferred compensation plan          55,581
---------------------------------------------------------
Other assets                                       16,037
---------------------------------------------------------
    Total assets                              580,345,080
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         7,429,985
---------------------------------------------------------
  Fund shares reacquired                          692,911
---------------------------------------------------------
  Variation margin                                412,300
---------------------------------------------------------
  Deferred compensation plan                       55,581
---------------------------------------------------------
Accrued advisory fees                             313,054
---------------------------------------------------------
Accrued administrative service fees                 6,598
---------------------------------------------------------
Accrued distribution fees                         497,490
---------------------------------------------------------
Accrued trustees' fees                              1,995
---------------------------------------------------------
Accrued transfer agent fees                       108,369
---------------------------------------------------------
Accrued operating expenses                        114,749
---------------------------------------------------------
    Total liabilities                           9,633,032
---------------------------------------------------------
Net assets applicable to shares outstanding  $570,712,048
---------------------------------------------------------

NET ASSETS:

Class A                                      $247,519,715
---------------------------------------------------------
Class B                                      $323,192,333
---------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        14,908,926
---------------------------------------------------------
Class B                                        20,180,193
---------------------------------------------------------
Class A:
  Net asset value and redemption price per
    share                                    $      16.60
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.60 divided by
      94.50%)                                $      17.57
---------------------------------------------------------
Class B:
  Net asset value and offering price per
    share                                    $      16.02
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)


INVESTMENT INCOME:

Dividends (net of $25,893 foreign
  withholding tax)                            $ 1,414,329
---------------------------------------------------------
Interest                                        1,971,628
---------------------------------------------------------
    Total investment income                     3,385,957
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,782,859
---------------------------------------------------------
Custodian fees                                     68,783
---------------------------------------------------------
Transfer agent fees-Class A                       160,626
---------------------------------------------------------
Transfer agent fees-Class B                       380,623
---------------------------------------------------------
Administrative service fees                        39,376
---------------------------------------------------------
Trustees' fees                                      4,534
---------------------------------------------------------
Distribution fees-Class A                         293,586
---------------------------------------------------------
Distribution fees-Class B                       1,469,955
---------------------------------------------------------
Other                                             137,296
---------------------------------------------------------
    Total expenses                              4,337,638
---------------------------------------------------------
Less: Expenses paid indirectly                     (4,866)
---------------------------------------------------------
    Net expenses                                4,332,772
---------------------------------------------------------
Net investment income (loss)                     (946,815)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         6,595,150
---------------------------------------------------------
  Foreign currencies                              (53,048)
---------------------------------------------------------
  Futures contracts                             9,681,331
---------------------------------------------------------
                                               16,223,433
---------------------------------------------------------

Unrealized appreciation (depreciation) of:

  Investment securities                        47,149,575
---------------------------------------------------------
  Foreign currencies                                 (222)
---------------------------------------------------------
  Futures contracts                            (1,611,902)
---------------------------------------------------------
                                               45,537,451
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies and futures
       contracts                               61,760,884
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $60,814,069
---------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND THE YEAR ENDED DECEMBER 31, 1996 (UNAUDITED)

                                                                JUNE 30,        DECEMBER 31,
                                                                  1997              1996
                                                                --------        ------------

OPERATIONS:

  Net investment income (loss)                                $   (946,815)     $    124,753
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            16,223,433        25,815,431
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                    45,537,451        41,005,363
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        60,814,069        66,945,547
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --        (9,939,277)
--------------------------------------------------------------------------------------------
  Class B                                                               --       (12,535,665)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (7,979,833)       35,293,722
--------------------------------------------------------------------------------------------
  Class B                                                        9,188,273       122,675,148
--------------------------------------------------------------------------------------------
    Net increase in net assets                                  62,022,509       202,439,475
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          508,689,539       306,250,064
--------------------------------------------------------------------------------------------
  End of period                                               $570,712,048      $508,689,539
--------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $414,140,599      $412,932,159
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (880,500)           66,315
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and futures contracts        23,171,473         6,948,040
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                           134,280,476        88,743,025
--------------------------------------------------------------------------------------------
                                                              $570,712,048      $508,689,539
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve long-term growth of capital by investing primarily in the common stocks of established medium- to large-size companies with prospects for above-average, long-term earnings growth. Realization of current income is an incidental consideration.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market

   System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.
E. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1997, AIM was reimbursed $39,376 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1997, AFS was paid $306,278 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides for payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to Class B Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to Class B shares. During the six months ended June 30, 1997, the Class A shares and the Class B shares paid AIM Distributors $293,586 and $1,469,955, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $78,831 from sales of the Class A shares of the Fund during the six months ended June 30, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1997, AIM Distributors received $67,790 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1997, the Fund paid legal fees of $3,220 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund. For the six months ended June 30, 1997, the Fund's expenses were reduced by $260 and the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $3,470 and $1,136, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $4,866 during the six months ended June 30, 1997.
NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the six months ended June 30, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1997 was $262,179,573 and $231,856,770, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $136,997,800
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (2,422,894)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $134,574,906
=========================================================

Cost of investments for tax purposes is $440,224,729.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1997 and year ended December 31, 1996 were as follows:

                                JUNE 30,                    DECEMBER 31,
                                  1997                          1996
                       ---------------------------   ---------------------------
                         SHARES          VALUE         SHARES          VALUE
                       -----------   -------------   -----------   -------------
Sold:
  Class A                7,705,156   $ 117,496,369    10,862,824   $ 152,766,558
--------------------------------------------------------------------------------
  Class B                3,625,519      53,592,637    12,013,218     167,088,540
--------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                       --              --       657,046       9,474,936
--------------------------------------------------------------------------------
  Class B                       --              --       845,350      11,809,495
--------------------------------------------------------------------------------
Reacquired:
  Class A               (8,212,453)   (125,476,202)   (8,993,672)   (126,947,772)
--------------------------------------------------------------------------------
  Class B               (3,048,895)    (44,404,364)   (4,060,745)    (56,222,887)
--------------------------------------------------------------------------------
                            69,327   $   1,208,440    11,324,021   $ 157,968,870
--------------------------------------------------------------------------------

NOTE 8-OPEN FUTURES CONTRACTS

On June 30, 1997, $2,067,000 principal amount of U.S. Treasury bills were pledged as collateral to cover margin requirements for open futures contracts.

  Open futures contracts at June 30, 1997 were as follows:

                                                         UNREALIZED
                   NO. OF                               APPRECIATION
   CONTRACT      CONTRACTS      MONTH     COMMITMENT   (DEPRECIATION)
                    124
S&P 500 Index    contracts    Sept. 97       Buy         $(593,301)
---------------------------------------------------------------------

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during the six months ended June 30, 1997, each of the years in the nine-year period ended December 31, 1996 and for a Class B share outstanding during the six months ended June 30, 1997, each of the years in the three-year period ended December 31, 1996 and the period September 1, 1993 (date sales commenced) through December 31, 1993.

                                                                                     DECEMBER 31,
                                              JUNE 30,     -----------------------------------------------------------------
                                                1997         1996         1995       1994       1993     1992(a)      1991
                                              --------     --------     --------   --------   --------   --------   --------

CLASS A:
Net asset value, beginning of period          $  14.78     $  13.05     $  10.32   $  11.32   $  12.28   $  14.73   $  12.35
-------------------------------------------   --------     --------     --------   --------   --------   --------   --------
Income from investment operations:
 Net investment income                            0.02         0.07         0.02         --         --       0.06       0.11
-------------------------------------------   --------     --------     --------   --------   --------   --------   --------
 Net gains (losses) on securities (both
   realized and unrealized)                       1.80         2.34         3.50      (0.57)      0.41      (0.04)      4.33
-------------------------------------------   --------     --------     --------   --------   --------   --------   --------
   Total from investment operations               1.82         2.41         3.52      (0.57)      0.41       0.02       4.44
-------------------------------------------   --------     --------     --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income               --           --           --         --         --      (0.06)     (0.13)
-------------------------------------------   --------     --------     --------   --------   --------   --------   --------
 Distributions from capital gains                   --        (0.68)       (0.79)     (0.43)     (1.37)     (2.41)     (1.93)
-------------------------------------------   --------     --------     --------   --------   --------   --------   --------
   Total distributions                              --        (0.68)       (0.79)     (0.43)     (1.37)     (2.47)     (2.06)
-------------------------------------------   --------     --------     --------   --------   --------   --------   --------
Net asset value, end of period                $  16.60     $  14.78     $  13.05   $  10.32   $  11.32   $  12.28   $  14.73
===========================================   ========     ========     ========   ========   ========   ========   ========
Total return(b)                                  12.31%       18.61%       34.31%     (4.99)%     3.64%      0.19%     37.05%
===========================================   ========     ========     ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $247,520     $227,882     $168,217   $123,271   $146,723   $168,395   $185,461
===========================================   ========     ========     ========   ========   ========   ========   ========
Ratio of expenses to average net assets           1.14%(c)(d)  1.18%        1.28%      1.22%      1.17%      1.17%      1.21%
===========================================   ========     ========     ========   ========   ========   ========   ========
Ratio of net investment income to average
 net assets                                       0.14%(c)     0.46%        0.20%      0.02%      0.02%      0.42%      0.73%
===========================================   ========     ========     ========   ========   ========   ========   ========
Portfolio turnover rate                             50%          97%          87%       201%       192%       133%        73%
===========================================   ========     ========     ========   ========   ========   ========   ========
Average broker commission rate paid(e)        $ 0.0557     $ 0.0621          N/A        N/A        N/A        N/A        N/A
===========================================   ========     ========     ========   ========   ========   ========   ========

                                                      DECEMBER 31,
                                             ------------------------------
                                               1990       1989       1988
                                             --------   --------   --------

CLASS A:
Net asset value, beginning of period         $  13.92   $  11.93   $  11.04
-------------------------------------------  --------   --------   --------
Income from investment operations:
 Net investment income                           0.21       0.25       0.23
-------------------------------------------  --------   --------   --------
 Net gains (losses) on securities (both
   realized and unrealized)                     (0.91)      3.16       0.87
-------------------------------------------  --------   --------   --------
   Total from investment operations             (0.70)      3.41       1.12
-------------------------------------------  --------   --------   --------
Less distributions:
 Dividends from net investment income           (0.20)     (0.27)     (0.23)
-------------------------------------------  --------   --------   --------
 Distributions from capital gains               (0.67)     (1.15)        --
-------------------------------------------  --------   --------   --------
   Total distributions                          (0.87)     (1.42)     (0.23)
-------------------------------------------  --------   --------   --------
Net asset value, end of period               $  12.35   $  13.92   $  11.93
===========================================  =========  ========   ========
Total return(b)                                 (5.04)%    28.87%     10.13%
===========================================  =========  ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $153,245   $187,805   $180,793
===========================================  =========  ========   ========
Ratio of expenses to average net assets          1.16%      1.00%      0.98%
===========================================  =========  ========   ========
Ratio of net investment income to average
 net assets                                      1.41%      1.62%      1.73%
===========================================  =========  ========   ========
Portfolio turnover rate                            61%        53%        38%
===========================================  =========  ========   ========
Average broker commission rate paid(e)            N/A        N/A        N/A
===========================================  =========  ========   ========

(a) The Fund changed investment advisors on June 30, 1992.

(b) Total returns do not deduct sales charges and are not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $236,815,505.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

                                                                                           DECEMBER 31,
                                                                JUNE 30,     -----------------------------------------
                                                                  1997        1996        1995       1994       1993
                                                                 -------     -------     -------    -------    -------

CLASS B:
Net asset value, beginning of period                             $ 14.32     $ 12.77     $ 10.21    $ 11.31    $ 12.83
------------------------------------------------------------     -------     -------     -------    -------    -------
Income from investment operations:
 Net investment income (loss)                                      (0.05)      (0.05)      (0.08)(a)   (0.06)    (0.01)
------------------------------------------------------------     -------     -------     -------    -------    -------
 Net gains (losses) on securities (both realized and
   unrealized)                                                      1.75        2.28        3.43(a)   (0.61)     (0.14)
------------------------------------------------------------     -------     -------     -------    -------    -------
    Total from investment operations                                1.70        2.23        3.35      (0.67)     (0.15)
------------------------------------------------------------     -------     -------     -------    -------    -------
Less distributions:
 Distributions from capital gains                                     --       (0.68)      (0.79)     (0.43)     (1.37)
------------------------------------------------------------     -------     -------     -------    -------    -------
    Total distributions                                               --       (0.68)      (0.79)     (0.43)     (1.37)
------------------------------------------------------------     -------     -------     -------    -------    -------
Net asset value, end of period                                   $ 16.02     $ 14.32     $ 12.77    $ 10.21    $ 11.31
============================================================     =======     =======     =======    =======    =======
Total return(b)                                                    11.87%      17.60%      33.00%     (5.88)%    (0.92)%
============================================================     =======     =======     =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $323,192    $280,807    $138,034   $38,448    $11,053
============================================================     =======     =======     =======    =======    =======
Ratio of expenses to average net assets                             2.04%(c)(d)    2.03%    2.13%      2.18%      1.91%(e)
============================================================     =======     =======     =======    =======    =======
Ratio of net investment income (loss) to average net assets        (0.76)%(c)   (0.39)%    (0.65)%    (0.94)%    (0.72)%(e)
============================================================     =======     =======     =======    =======    =======
Portfolio turnover rate                                               50%         97%         87%       201%       192%
============================================================     =======     =======     =======    =======    =======
Average broker commission rate paid(f)                           $0.0557     $0.0621         N/A        N/A        N/A
============================================================     =======     =======     =======    =======    =======

(a) Calculated using average shares outstanding.

(b) Total returns do not reflect deduction of contingent deferred sales charges and are not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $296,427,344.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) Annualized.

(f) Disclosure requirement beginning with the Fund's fiscal year ended December 31, 1996.

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Trust was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Trust and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in puts, calls, straddles and spreads. (AIM Global Utilities Fund, AIM Growth Fund, and AIM Value Fund only)

(5) Ratification of KPMG Peat Marwick LLP as independent accountants for the Trust's fiscal year ending December 31, 1997.

The following votes were cast with respect to each item:

                                                                                          Votes
                            Trustee/Matter                          Votes For            Against           Abstentions
                            --------------                          ---------         -------------        -----------
(1)  Charles T. Bauer............................................  773,545,353                  0          34,024,196
     Bruce L. Crockett...........................................  774,171,487                  0          33,398,063
     Owen Daly II................................................  773,623,278                  0          33,946,270
     Carl Frischling.............................................  773,902,641                  0          33,666,910
     Robert H. Graham............................................  774,181,971                  0          33,387,581
     John F. Kroeger.............................................  773,713,539                  0          33,856,014
     Lewis F. Pennock............................................  773,903,304                  0          33,666,247
     Ian W. Robinson.............................................  773,753,378                  0          33,816,174
     Louis S. Sklar..............................................  773,993,581                  0          33,575,971
(2)  Approval of new Investment Advisory Agreement...............   18,826,674            298,560             940,841
(3)  Elimination of policy restricting investments in other
     investment companies (For AIM Growth Fund only).............   13,954,962            693,082           1,011,593
(4)  Elimination of policy prohibiting or restricting investments in puts, calls, straddles and spreads (For AIM Growth Fund
     only).......................................................   13,621,220          1,000,689           1,037,726
(5)  KPMG Peat Marwick LLP.......................................  763,580,956          7,014,082          36,974,512

                                                             Trustees & Officers


BOARD OF TRUSTEES                          OFFICERS                                  OFFICE OF THE FUND

Charles T. Bauer                           Charles T. Bauer                          11 Greenway Plaza
Chairman                                   Chairman                                  Suite 100
A I M Management Group Inc.                                                          Houston, TX 77046
                                           Robert H. Graham
Bruce L. Crockett                          President                                 INVESTMENT ADVISOR
Formerly Director, President, and Chief
Executive Officer                          John J. Arthur                            A I M Advisors, Inc.
COMSAT Corporation                         Senior Vice President and Treasurer       11 Greenway Plaza
                                                                                     Suite 100
Owen Daly II                               Carol F. Relihan                          Houston, TX 77046
Director                                   Senior Vice President and Secretary
Cortland Trust Inc.                                                                  TRANSFER AGENT
                                           Gary T. Crum
Jack Fields                                Senior Vice President                     A I M Fund Services, Inc.
Formerly Member of the                                                               P.O. Box 4739
U.S. House of Representatives              Scott G. Lucas                            Houston, TX 77210-4739
                                           Senior Vice President
Carl Frischling                                                                      CUSTODIAN
Partner                                    Dana R. Sutton
Kramer, Levin, Naftalis & Frankel          Vice President and Assistant Treasurer    State Street Bank & Trust Company
                                                                                     225 Franklin Street
Robert H. Graham                           Robert G. Alley                           Boston, MA 02110
President and Chief Executive Officer      Vice President
A I M Management Group Inc.                                                          COUNSEL TO THE FUND
                                           Stuart W. Coco
John F. Kroeger                            Vice President                            Ballard Spahr
Formerly Consultant                                                                  Andrews & Ingersoll
Wendell & Stockel Associates, Inc.         Melville B. Cox                           1735 Market Street
                                           Vice President                            Philadelphia, PA 19103
Lewis F. Pennock
Attorney                                   Karen Dunn Kelley                         COUNSEL TO THE TRUSTEES
                                           Vice President
Ian W. Robinson                                                                      Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive             Jonathan C. Schoolar                      919 Third Avenue
Vice President and                         Vice President                            New York, NY 10022
Chief Financial Officer
Bell Atlantic Management                   P. Michelle Grace                         DISTRIBUTOR
Services, Inc.                             Assistant Secretary
                                                                                     A I M Distributors, Inc.
Louis S. Sklar                             David L. Kite                             11 Greenway Plaza
Executive Vice President                   Assistant Secretary                       Suite 100
Hines Interests                                                                      Houston, TX 77046
Limited Partnership                        Nancy L. Martin
                                           Assistant Secretary

                                           Ofelia M. Mayo
                                           Assistant Secretary

                                           Kathleen J. Pflueger
                                           Assistant Secretary

                                           Samuel D. Sirko
                                           Assistant Secretary

                                           Stephen I. Winer
                                           Assistant Secretary

                                           Mary J. Benson
                                           Assistant Treasurer

                                         THE AIM FAMILY OF FUNDS--Registered Trademark--

                                         AGGRESSIVE GROWTH
                                         AIM Aggressive Growth Fund*
                                         AIM Capital Development Fund
                                         AIM Constellation Fund
                                         AIM Global Aggressive Growth Fund
        [PHOTO OF ELEVEN
         GREENWAY PLAZA                  GROWTH OF CAPITAL
          APPEARS HERE]                  AIM Advisor International Value Fund
                                         AIM Blue Chip Fund
                                         AIM Global Growth Fund
                                         AIM Growth Fund
                                         AIM International Equity Fund
                                         AIM Value Fund
                                         AIM Weingarten Fund

                                         GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                         AIM Advisor Flex Fund
                                         AIM Advisor Large Cap Value Fund
                                         AIM Advisor MultiFlex Fund
                                         AIM Advisor Real Estate Fund
                                         AIM Balanced Fund
                                         AIM Charter Fund
                                         AIM Global Utilities Fund

                                         HIGH CURRENT INCOME OR CURRENT INCOME
                                         AIM High Yield Fund
                                         AIM Global Income Fund
                                         AIM Income Fund

                                         CURRENT TAX-FREE INCOME
                                         AIM Municipal Bond Fund
                                         AIM Tax-Exempt Bond Fund of Connecticut
                                         AIM Tax-Free Intermediate Shares

                                         CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                         AIM Intermediate Government Fund
                                         AIM Limited Maturity Treasury Shares
                                         AIM Money Market Fund
                                         AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has          *AIM Aggressive Growth Fund was closed
provided leadership in the mutual fund   to new investors on June 5, 1997. For
industry since 1976 and managed          more complete information about any AIM
approximately $72 billion in assets for  Fund(s), including sales charges and
more than 3.5 million shareholders,      expenses, ask your financial consultant
including individual investors,          or securities dealer for a free
corporate clients, and Financial          prospectus(es). Please read the
institutions as of June 30, 1997. The    prospectus(es) carefully before you
AIM Family of Funds--Registered          invest or send money.
Trademark-- is distributed nationwide,
and AIM today ranks among the nation's
top 15 mutual fund companies in assets
under management, according to Lipper
Analytical Services, Inc.                    INVEST WITH DISCIPLINE-SM-

[AIM LOGO APPEARS HERE]                                          ---------------
                                                                    BULK RATE
A I M Distributors, Inc.                                           U.S. POSTAGE
11 Greenway Plaza, Suite 100                                           PAID
Houston, TX 77046                                                  HOUSTON, TX
                                                                 Permit No. 1919
                                                                 ---------------